Manufacturing Rebate Receivable (Details Textual)	6 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Manufacturing Rebate Receivables	$ 9,269,118	$ 9,795,512	$ 9,269,118
Number of Qualified Electric Buses Sold	100	109
Increase Decrease In Manufacturing Rebate Receivable		$ 644,959	2,942,190	$ 0
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Sixteen				6,112,520			¥ 40,400,000
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Seventeen	$ 3,011,862		3,011,862			¥ 19,906,560
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Eighteen	671,130		671,130		¥ 4,435,755
Suzhou E-Motor [Member]
Manufacturing Rebate Receivables	$ 29,400	$ 6,000	$ 29,400	$ 60,200